November 14, 1996





Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549

         Re:      497J Certification
                  Keystone Institutional Trust (the "Trust")
                  Registration Nos. 33-64781/811-7441

Dear Sirs/Madams:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), I hereby certify as follows:

1. the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement filed with the Commission on October 24, 1996; and

2.       the   text  of  the   above-referenced   Amendment   has   been   filed
         electronically.


                                                             Very truly yours,


                                                             /s/ James M. Wall
                                                             James M. Wall
                                                             Assistant Secretary



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